Subsequent Event - Restatement for the Reverse/Forward Stock Split (Details Narrative) - shares	Oct. 27, 2016	Sep. 30, 2016	Aug. 26, 2016	Jan. 14, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock shares authorized		40,000,000	40,000,000		40,000,000	3,000,000,000
Subsequent Event [Member]
Common stock shares authorized	200,000,000
Subsequent Event [Member] | Minimum [Member]
Common stock shares authorized	40,000,000			3,000,000,000
Subsequent Event [Member] | Forward Split [Member]
Stock split description	100-for-1 share basis